STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

May 23, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund (formerly, O’Connor Fund of Funds: Multi-Strategy) File Nos. 333-182705 and 811-22500

Dear Ms. Dubey:

On behalf of A&Q Multi-Strategy Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 3 to the Fund’s Registration Statement (the “Registration Statement”) on Form N-2 under the Securities Act of 1933, as amended (the “1993 Act”) (also constituting Amendment No. 7 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended) (the “Amendment”).

We hereby request that the Amendment be given a selective review.  The prospectus and statement of additional information (“SAI”) contained in the Amendment are substantially similar to the definitive versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on August 6, 2013, except for the updating of financial information and other general updating of information.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on August 6, 2013.

We propose to file an additional amendment to the Registration Statement as early in July 2014 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund’s audited financial statements for the year ended March 31, 2014 and complete other omitted data, and seek effectiveness as of August 1, 2014.

Should you have any questions, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik